S000071941 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Nuveen Dividend Growth ETF | Nuveen Dividend Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	9.97%	17.58%	15.14%	(9.47%)